Prepaid Expenses and Other Receivables, Net (Details) - Schedule of Prepaid Expenses and Other Receivables, Net		Mar. 31, 2024 HKD ($)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Prepaid Expenses and Other Receivables, Net [Line Items]
Prepayment to vendors		$ 358,642		$ 45,827	$ 142,788
Deferred offering costs		8,033,290		1,026,500	4,034,754
Receivable from disposal of property and equipment and termination of lease agreement (note a)	[1]	58,763,356		7,508,830	58,463,356
Accrued interest receivable	[2]				441,863
Total before allowance for expected credit losses		75,697,151		9,672,643	71,082,761
Allowance for expected credit losses
Total		75,697,151		9,672,643	71,082,761
Less: non-current portion					655,916
Current portion		75,697,151		9,672,643	70,426,845
Hi Speed [Member]
Prepaid Expenses and Other Receivables, Net [Line Items]
Loan receivables	[2]	7,741,863		989,262	8,000,000
Winner Logistics Solution Limited [Member]
Prepaid Expenses and Other Receivables, Net [Line Items]
Loan receivables		$ 800,000	[3]	$ 102,224		[3]

[1]	The balances represented the outstanding receivable in relation of the disposal of the cold storage equipment to Hi Speed Group and the termination of lease agreements. On September 22, 2023, a deed of addendum was entered of which the repayment schedule for the balance was adjusted to be settled by later period. On March 28, 2024, a deed of share pledge was entered of which the major shareholder of Hi Speed pledged his owned ordinary shares of Hi Speed as a collateral in favor of the Company in such a way that, in the event of default of payment by Hi Speed, the Company may exercise its right to seize the said ordinary shares that commensurate the aggregate outstanding amounts here and the loan receivables from Hi Speed.
[2]	The balance represented a loan to Hi Speed from October 26, 2022 to February 15, 2023, bearing interest of 1.5% per month. The loan period was then extended to March 28, 2024 and bearing no interest. The accrued interest receivable was fully settled during the year ended March 31, 2024. The deed of share pledge in note (a) also applied to the loan receivable from Hi Speed.
[3]	The balance represented a loan to WSL, which is a third party, from February 7, 2024 to April 7, 2024, bearing interest of 2.5% per month. The balance was fully settled in April 2024.